Accrued Liabilities and Other Liabilities - Schedule of Accrued Liabilities and Other Liabilities (Parenthetical) (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Accrued Liabilities And Other Current Liabilities [Abstract]
Withholding tax payable restricted share units current	¥ 126,198